UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Total Return Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	CONVERTIBLE PREFERRED SECURITIES – 0.6%

	Banks – 0.6%

75	Bank of America Corporation	7.250%		BB+	$80,775
	Total Convertible Preferred Securities (cost $63,225)				80,775

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.8%

	Banks – 0.8%

2,400	PNC Financial Services	6.125%		Baa2	$65,784

2,000	Regions Financial Corporation	6.375%		BB	50,880
	Total Banks				116,664

	Consumer Finance – 0.5%

3,000	Discover Financial Services	6.500%		BB–	77,430

	Insurance – 0.5%

2,400	Hartford Financial Services Group Inc.	7.875%		BBB–	73,320
	Total $25 Par (or similar) Retail Preferred (cost $245,000)				267,414

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 50.9%

	Air Freight & Logistics – 0.1%

$10	XPO Logistics, Inc., 144A	6.500%	6/15/22	B	$8,456

	Auto Components – 0.3%

45	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	45,225

	Automobiles – 0.2%

30	General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	29,388

	Banks – 10.0%

100	Bank of America Corporation	4.200%	8/26/24	A–	99,928

200	Barclays Bank PLC	3.650%	3/16/25	A	190,948

45	CIT Group Inc.	5.000%	8/01/23	BB+	44,719

95	Citigroup Inc.	4.500%	1/14/22	A	102,751

30	Citigroup Inc.	6.125%	8/25/36	A–	34,392

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	35,003

25	HSBC Holdings PLC	6.800%	6/01/38	A+	30,586

45	JPMorgan Chase & Company	6.400%	5/15/38	A+	56,447

155	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	161,394

35	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	37,609

Nuveen Investments	1

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Banks (continued)

$200		Santander UK PLC, 144A	5.000%	11/07/23	A–	$207,908

200		Societe Generale, 144A	5.000%	1/17/24	A–	202,164

200		State Bank of India London, 144A	4.875%	4/17/24	BBB–	211,664

25		Wells Fargo & Company	3.450%	2/13/23	A+	24,883
		Total Banks				1,440,396

		Building Products – 0.4%

60		Owens Corning Incorporated	4.200%	12/15/22	BBB–	60,788

		Capital Markets – 2.2%

75		Goldman Sachs Group, Inc.	5.750%	1/24/22	A	86,077

85		Goldman Sachs Group, Inc.	3.625%	1/22/23	A	86,108

75		Morgan Stanley	4.000%	7/23/25	A	76,649

70		Morgan Stanley	3.950%	4/23/27	A–	67,415
		Total Capital Markets				316,249

		Chemicals – 3.1%

25		Hexion Inc.	6.625%	4/15/20	B3	21,250

200		Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	201,320

25		Momentive Performance Materials Inc., (4), (5)	8.875%	10/15/20	N/R	—

25		Momentive Performance Materials Inc.	3.880%	10/24/21	B	19,250

200		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	204,008
		Total Chemicals				445,828

		Consumer Finance – 1.2%

100		Capital One Bank	3.375%	2/15/23	Baa1	97,266

75		Discover Financial Services	5.200%	4/27/22	BBB+	80,011
		Total Consumer Finance				177,277

		Containers & Packaging – 0.3%

50	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	36,531

		Diversified Consumer Services – 0.1%

20		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	9,100

		Diversified Financial Services – 1.4%

200		BNP Paribas	4.250%	10/15/24	A	198,877

		Diversified Telecommunication Services – 1.1%

25		AT&T, Inc.	5.550%	8/15/41	A–	25,369

50		Axtel SAB de CV, 144A	9.000%	1/31/20	B+	45,250

35		Brasil Telecom SA, 144A	5.750%	2/10/22	BB+	16,275

65		Qwest Corporation	6.750%	12/01/21	BBB–	68,778
		Total Diversified Telecommunication Services				155,672

2	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Electric Utilities – 2.0%

$55		APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	$53,559

200		Eskom Holdings Limited, 144A	7.125%	2/11/25	BB+	188,186

50		FirstEnergy Corporation	4.250%	3/15/23	Baa3	50,261
		Total Electric Utilities				292,006

		Energy Equipment & Services – 1.8%

55		Nabors Industries Inc.	4.625%	9/15/21	BBB	49,924

200		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	194,300

25		Weatherford International PLC	7.000%	3/15/38	BBB–	19,948
		Total Energy Equipment & Services				264,172

		Health Care – 0.8%

100		Ephios Bondco PLC	6.250%	7/01/22	B2	111,004

		Household Durables – 0.3%

50		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	49,375

		Household Products – 0.7%

100		Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	96,649

		Independent Power & Renewable Electricity Producers – 0.1%

20		GenOn Energy Inc.	9.500%	10/15/18	B–	18,500

		Industrial Conglomerates – 1.4%

200		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	204,000

		Insurance – 1.2%

50		Genworth Holdings Inc.	4.800%	2/15/24	Ba1	37,500

30		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	32,436

100		Symetra Financial Corporation	4.250%	7/15/24	BBB+	101,558
		Total Insurance				171,494

		Machinery – 1.0%

55		Eaton Corporation	4.150%	11/01/42	A–	50,771

50		Ingersoll Rand	5.750%	6/15/43	BBB	54,937

40		Terex Corporation	6.000%	5/15/21	BB	38,700
		Total Machinery				144,408

		Media – 1.5%

70		21st Century Fox America Inc.	6.650%	11/15/37	BBB+	83,533

20		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	17,613

55		DIRECTV Holdings LLC	3.800%	3/15/22	A–	55,358

45		SES SA, 144A	3.600%	4/04/23	BBB	45,408

25	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	18,780
		Total Media				220,692

Nuveen Investments	3

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Metals & Mining – 4.2%

$105		Alcoa Inc.	5.400%	4/15/21	BBB–	$107,625

45		Allegheny Technologies Inc.	6.625%	8/15/23	Ba2	38,700

25		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	19,338

55		ArcelorMittal	7.000%	2/25/22	Ba1	50,050

35		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	32,200

25		Coeur d’Alene Mines Corporation	7.875%	2/01/21	B	15,000

25		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB–	16,750

75		Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	56,250

65		Newmont Mining Corporation	3.500%	3/15/22	BBB	58,340

50		Teck Resources Limited	3.750%	2/01/23	Ba1	30,500

25		Vale Overseas Limited	6.875%	11/10/39	BBB+	19,327

80		Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	74,355

100		Yamana Gold Inc.	4.950%	7/15/24	Baa3	89,354
		Total Metals & Mining				607,789

		Multiline Retail – 0.2%

25		Family Tree Escrow LLC, 144A	5.250%	3/01/20	Ba3	25,635

		Oil, Gas & Consumable Fuels – 6.7%

50		Amerada Hess Corporation	7.125%	3/15/33	BBB	55,556

50		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	52,899

80		Apache Corporation	4.250%	1/15/44	BBB+	68,020

150	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	96,665

70		California Resources Corporation	5.500%	9/15/21	BB–	42,700

25		Calumet Specialty Products	7.625%	1/15/22	B+	23,250

30		Cenovus Energy Inc.	3.800%	9/15/23	BBB	28,209

5		Concho Resources Inc.	5.500%	10/01/22	BB+	4,763

25		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	23,125

20	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	BB–	14,090

25		Petrobras International Finance Company	5.375%	1/27/21	BBB–	18,188

200		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	AA–	202,512

200		Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	197,368

85		Transocean Inc.	4.300%	10/15/22	BB+	52,488

50		Western Refining Inc.	6.250%	4/01/21	B+	48,500

45		Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	40,705
		Total Oil, Gas & Consumable Fuels				969,038

		Paper & Forest Products – 1.0%

25		Domtar Corporation	4.400%	4/01/22	BBB–	25,466

80		Domtar Corporation	6.750%	2/15/44	BBB–	80,132

50		Resolute Forest Products	5.875%	5/15/23	BB–	37,250
		Total Paper & Forest Products				142,848

4	Nuveen Investments

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.3%

$30	International Paper Company	8.700%	6/15/38	BBB	$40,325

	Real Estate Investment Trust – 1.9%

70	American Tower Company	5.000%	2/15/24	BBB	73,546

75	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	72,502

80	HCP Inc.	3.750%	2/01/19	BBB+	83,530

50	Vereit Operating Partner	4.600%	2/06/24	BB+	48,000
	Total Real Estate Investment Trust				277,578

	Road & Rail – 0.2%

30	Hertz Corporation	7.375%	1/15/21	B	30,975

	Software – 2.0%

25	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	20,203

75	Computer Sciences Corporation	4.450%	9/15/22	BBB+	77,354

200	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	187,750
	Total Software				285,307

	Specialty Retail – 0.2%

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	33,411

	Tobacco – 0.2%

30	Reynolds American Inc.	3.250%	11/01/22	BBB–	29,847

	Trading Companies & Distributors – 0.7%

100	United Rentals North America Inc.	7.375%	5/15/20	BB–	105,000

	Wireless Telecommunication Services – 2.1%

75	Colombia Telecommunications S.A. ESP, 144A	8.500%	9/30/65	B+	69,938

200	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	192,314

50	Sprint Corporation	7.250%	9/15/21	B+	40,938
	Total Wireless Telecommunication Services				303,190
	Total Corporate Bonds (cost $7,623,390)				7,347,030

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.5%

	Banks – 3.3%

$200	Barclays PLC	8.250%	N/A (6)	BB+	$208,309

50	Citigroup Inc.	5.875%	N/A (6)	BB+	49,125

35	Fifth Third Bancorp.	5.100%	N/A (6)	Baa3	32,025

200	HSBC Holdings PLC	6.375%	N/A (6)	BBB	191,250
485	Total Banks				480,709

	Capital Markets – 1.8%

75	Goldman Sachs Capital II	4.000%	N/A (6)	Ba1	54,188

Nuveen Investments	5

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Capital Markets (continued)

$200		UBS Group AG, Reg S	7.125%	N/A (6)	BB+	$205,250
275		Total Capital Markets				259,438

		Diversified Financial Services – 0.3%

30		Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	36,885

		Electric Utilities – 0.7%

100		Electricite de France, 144A	5.250%	N/A (6)	Baa1	96,250

		Insurance – 0.4%

25		Genworth Financial Inc.	6.150%	11/15/66	Ba2	11,500

50		Prudential Financial Inc.	5.200%	3/15/44	BBB+	49,109
75		Total Insurance				60,609
$965		Total $1,000 Par (or similar) Institutional Preferred (cost $979,717)				933,891

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.9%

$47		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.468%	4/25/47	Caa1	$49,885

30		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	28,405

145		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	157,182

535		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	570,674

40		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.371%	5/25/45	A–	41,107
$797		Total Asset-Backed and Mortgage-Backed Securities (cost $838,662)				847,253

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 32.7%

		Australia – 1.2%

245	AUD	Australian Government, Reg S	4.250%	7/21/17	Aaa	$179,261

		Colombia – 1.1%

130		Republic of Colombia	8.125%	5/21/24	BBB	159,120

		Costa Rica – 1.2%

200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	176,750

		Dominican Republic – 0.7%

100		Dominican Republic, 144A	5.500%	1/27/25	BB–	96,500

		Germany – 2.5%

250	EUR	Deutschland Republic, Reg S	2.500%	8/15/46	Aaa	362,258

		Hungary – 2.5%

85,000	HUF	Republic of Hungary, Government Bond	5.500%	6/24/25	BBB–	356,387

6	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Indonesia – 0.7%

100	EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	$106,991

		Italy – 1.0%

110	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.750%	9/01/24	BBB+	144,095

		Mexico – 11.1%

4,750	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A	302,125

7,400	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A3	439,360

3,000	MXN	Mexico Bonos de DeSarrollo	5.000%	12/11/19	A	176,328

5,950	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	396,631

2,975	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	193,965

100	EUR	United Mexican States	4.000%	10/15/30	A3	92,046
		Total Mexico				1,600,455

		Poland – 2.5%

200	PLN	Republic of Poland	3.250%	7/25/19	A	54,657

500	PLN	Republic of Poland	5.750%	9/23/22	A	157,178

500	PLN	Republic of Poland	4.000%	10/25/23	A	143,258
		Total Poland				355,093

		Portugal – 1.3%

160	EUR	Portugal Obrigacoes do Tesouro, 144A, Reg S	2.875%	10/15/25	Ba1	186,368

		South Africa – 5.1%

3,800	ZAR	Republic of South Africa	7.250%	1/15/20	BBB+	268,031

3,700	ZAR	Republic of South Africa	6.750%	3/31/21	BBB+	251,205

2,700	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	223,349
		Total South Africa				742,585

		United Kingdom – 1.2%

100	GBP	United Kingdom, Treasury Bill, Reg S	3.750%	9/07/19	Aa1	167,444

		Uruguay – 0.6%

100		Republic of Uruguay	5.100%	6/18/50	BBB	87,750
		Total Sovereign Debt (cost $5,753,710)				4,721,057
		Total Long-Term Investments (cost $15,503,704)				14,197,420

Nuveen Investments	7

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.5%

	REPURCHASE AGREEMENTS – 6.5%

$938	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $937,720, collateralized by $965,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $961,381	0.000%	10/01/15	$937,720
	Total Short-Term Investments (cost $937,720)			937,720
	Total Investments (cost $16,441,424) – 104.9%			15,135,140
	Other Assets Less Liabilities – (4.9)% (7)			(705,347)
	Net Assets – 100%			$14,429,793

Investments in Derivatives as of September 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Hungarian Forint	99,870,000	U.S. Dollar	360,366	11/30/15	$4,524
Bank of America	Hungarian Forint	4,000,000	U.S. Dollar	14,264	11/30/15	12
Bank of America	Indonesian Rupiah	7,400,000,000	U.S. Dollar	505,119	10/08/15	(207)
Bank of America	Mexican Peso	21,050,000	U.S. Dollar	1,262,899	11/20/15	22,617
Bank of America	U.S. Dollar	538,439	Indian Rupee	36,000,000	11/09/15	7,461
Bank of America	U.S. Dollar	515,679	Indonesian Rupiah	7,400,000,000	10/08/15	(10,353)
Bank of America	U.S. Dollar	493,827	Indonesian Rupiah	7,400,000,000	12/02/15	(724)
Bank of America	U.S. Dollar	92,750	Polish Zloty	350,000	10/30/15	(728)
Citigroup	Euro	280,000	U.S. Dollar	316,039	11/20/15	2,929
Citigroup	Euro	325,000	U.S. Dollar	363,393	11/20/15	(38)
Citigroup	Swedish Krona	4,500,000	U.S. Dollar	539,113	10/09/15	1,397
Citigroup	U.S. Dollar	515,228	Swedish Krona	4,500,000	10/09/15	22,488
Credit Suisse	Brazilian Real	543,000	U.S. Dollar	151,729	10/02/15	14,763
Credit Suisse	U.S. Dollar	136,676	Brazilian Real	543,000	10/02/15	289
Deutsche Bank	U.S. Dollar	735,849	Pound Sterling	476,000	11/20/15	(15,956)
Goldman Sachs	Brazilian Real	543,000	U.S. Dollar	136,676	10/02/15	(290)
Goldman Sachs	Canadian Dollar	635,000	U.S. Dollar	480,277	10/30/15	4,511
Goldman Sachs	U.S. Dollar	149,876	Brazilian Real	543,000	10/02/15	(12,910)
Goldman Sachs	U.S. Dollar	292,518	Canadian Dollar	388,000	10/30/15	(1,814)
Goldman Sachs	U.S. Dollar	19,384	Canadian Dollar	26,000	10/30/15	96
Goldman Sachs	U.S. Dollar	892,127	Pound Sterling	569,000	10/30/15	(31,486)
Morgan Stanley	South African Rand	10,040,000	U.S. Dollar	748,165	11/20/15	29,797
Morgan Stanley	South Korean Won	1,100,000,000	U.S. Dollar	928,035	10/27/15	939
Morgan Stanley	Swiss Franc	1,000,000	U.S. Dollar	1,024,611	10/23/15	(2,164)
Morgan Stanley	U.S. Dollar	1,049,021	Swiss Franc	1,000,000	10/23/15	(22,246)
						$12,907

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$1,000,000	Receive	3-Month USD-LIBOR-ICE	2.258%	Semi-Annually	9/02/25	$(26,055)	$(26,055)
JPMorgan	200,000	Receive	3-Month USD-LIBOR-ICE	2.078	Semi-Annually	2/19/23	(5,608)	(5,608)
	$1,200,000						$(31,663)	$(31,663)
*	Citigroup is the clearing broker for this transaction.

8	Nuveen Investments

Investments in Derivatives as of September 30, 2015 (continued)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bund	Long	2	12/15	$349,053	$381	$6,640
U.S. Treasury 5-Year Note	Short	(10)	12/15	(1,205,156)	313	(9,036)
U.S. Treasury 10-Year Note	Short	(2)	12/15	(257,469)	781	(3,170)
				$(1,113,572)	$1,475	$(5,566)
*	Total aggregate Notional Amount at Value of long and short positions is $349,053 and $(1,462,625), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$80,775	$—	$—		$80,775
$25 Par (or similar) Retail Preferred	267,414	—	—		267,414
Corporate Bonds	—	7,347,030	—	**	7,347,030
$1,000 Par (or similar) Institutional Preferred	—	933,891	—		933,891
Asset-Backed and Mortgage-Backed Securities	—	847,253	—		847,253
Sovereign Debt	—	4,721,057	—		4,721,057
Short-Term Investments:
Repurchase Agreements	—	937,720	—		937,720
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	12,907	—		12,907
Interest Rate Swaps*	—	(31,663)	—		(31,663)
Futures Contracts*	(5,566)	—	—		(5,566)
Total	$342,623	$14,768,195	$—	**	$15,110,818
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $16,445,975.

Nuveen Investments	9

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$178,946
Depreciation	(1,489,781)
Net unrealized appreciation (depreciation) of investments	$(1,310,835)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

HUF	Hungarian Forint

MXN	Mexican Peso

PLN	Polish Zloty

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

10	Nuveen Investments

Nuveen U.S. Infrastructure Bond Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	CORPORATE BONDS – 35.6%

	Commercial Services & Supplies – 1.7%

$50	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$49,875

50	Casella Waste Systems Inc.	7.750%	2/15/19	B–	49,000

40	Covanta Holding Corporation	5.875%	3/01/24	Ba3	38,100
140	Total Commercial Services & Supplies				136,975

	Construction & Engineering – 0.6%

50	AECOM Technology Corporation, 144A	5.875%	10/15/24	BB–	50,375

	Diversified Telecommunication Services – 1.9%

50	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	50,875

50	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	50,000

50	SBA Communications Corporation	4.875%	7/15/22	B	49,063
150	Total Diversified Telecommunication Services				149,938

	Electric Utilities – 4.7%

65	Exelon Generation Co. LLC	4.250%	6/15/22	BBB	66,522

95	Mississippi Power Company	4.250%	3/15/42	A–	82,370

40	Northern States Power Company	2.600%	5/15/23	Aa3	39,369

70	PPL Capital Funding Inc.	3.500%	12/01/22	BBB+	70,813

60	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	51,600

70	Progress Energy, Inc.	3.150%	4/01/22	BBB+	69,864
400	Total Electric Utilities				380,538

	Energy Equipment & Services – 0.5%

50	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B	40,750

	Gas Utilities – 1.1%

25	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	25,625

20	Ferrellgas LP	6.750%	1/15/22	B+	18,600

50	Suburban Propane Partners LP	5.750%	3/01/25	BB–	47,375
95	Total Gas Utilities				91,600

	Health Care Equipment & Supplies – 0.7%

55	Tenet Healthcare Corporation	6.750%	2/01/20	B3	55,550

	Health Care Providers & Services – 2.9%

25	Acadia Healthcare, 144A	5.625%	2/15/23	B–	25,125

65	Community Health Systems, Inc.	6.875%	2/01/22	B+	66,379

10	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	10,288

50	Kindred Healthcare Inc.	6.375%	4/15/22	B2	49,625

Nuveen Investments	11

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$66	Select Medical Corporation	6.375%	6/01/21	B–	$64,350

20	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	19,800
236	Total Health Care Providers & Services				235,567

	Independent Power & Renewable Electricity Producers – 1.9%

65	Dynegy Inc.	7.625%	11/01/24	B+	65,650

65	GenOn Energy Inc.	9.500%	10/15/18	B–	60,125

35	TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB–	30,888
165	Total Independent Power & Renewable Electricity Producers				156,663

	Internet Software & Services – 0.5%

40	Equinix Inc.	5.750%	1/01/25	BB	39,700

	IT Services – 0.6%

50	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B–	48,500

	Multi-Utilities – 1.2%

100	Public Service Electric & Gas Company	4.050%	5/01/45	Aa3	99,262

	Oil, Gas & Consumable Fuels – 11.3%

90	Berkshire Hathaway Energy Company	3.750%	11/15/23	A3	92,731

70	Calumet Specialty Products	7.625%	1/15/22	B+	65,100

50	Crestwood Midstream Partners LP	6.125%	3/01/22	BB	43,285

50	Energy Transfer Equity LP	5.500%	6/01/27	BB+	41,500

70	Enterprise Products Operating Group LLP	3.350%	3/15/23	BBB+	67,660

75	Global Partners LP/GLP Finance	6.250%	7/15/22	B+	66,000

70	Kinder Morgan Energy Partners, LP	3.500%	9/01/23	BBB–	61,931

76	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	70,300

55	MPLX LP	4.000%	2/15/25	BBB–	50,449

50	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	45,500

10	NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	9,400

85	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	74,800

25	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	23,250

100	Southeast Supply Header LLC, 144A	4.250%	6/15/24	BBB–	97,236

15	Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	14,400

50	Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	48,750

50	Western Refining Inc.	6.250%	4/01/21	B+	48,500
991	Total Oil, Gas & Consumable Fuels				920,792

	Real Estate Investment Trust – 1.9%

100	American Tower Company	5.000%	2/15/24	BBB	105,065

60	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	51,300
160	Total Real Estate Investment Trust				156,365

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 4.1%

$95	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	$90,990

90	Norfolk Southern Corporation	3.850%	1/15/24	BBB+	92,300

85	Union Pacific Corporation	4.750%	12/15/43	A	91,196

60	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	59,400
330	Total Road & Rail				333,886
$3,012	Total Corporate Bonds (cost $3,052,694)				2,896,461

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 62.5%

	Arizona – 4.2%

$110	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34		No Opt. Call	AA+	$127,434

80	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Build America Bonds, Series 2010A, 4.839%, 1/01/41		No Opt. Call	Aa1	93,988

105	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28		No Opt. Call	A–	122,796
295	Total Arizona				344,218

	California – 12.9%

250	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured		No Opt. Call	BBB+	95,960

100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build America Federally Taxable Bonds, Series 2009F-2, 6.263%, 4/01/49		No Opt. Call	AA	133,300

100	California State, Various Purpose General Obligation Bonds, Build America Federally Taxable Bonds, Series 2009, 7.550%, 4/01/39		No Opt. Call	AA–	144,902

110	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39		No Opt. Call	AA–	142,364

100	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable – Direct Payment – Build America Bonds, Series 2010A, 5.716%, 7/01/39		No Opt. Call	AA–	120,608

10	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Build America Taxable Bonds, Series 2009C, 6.008%, 7/01/39		No Opt. Call	AA	12,371

95	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Federally Taxable Build America Bonds, Series 2010W, 6.156%, 5/15/36		No Opt. Call	AA–	117,245

130	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Build America Taxable Bonds, Series 2010E, 6.000%, 11/01/40		No Opt. Call	AA–	158,377

100	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R, 5.770%, 5/15/43		No Opt. Call	AA	122,966
995	Total California				1,048,093

	Colorado – 2.1%

100	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement, Build America Bond Series 2010D-4, 6.615%, 11/15/40		No Opt. Call	AA	131,554

Nuveen Investments	13

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Colorado (continued)

$100	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/35 - NPFG Insured	9/26 at 63.78	AA–	$40,793
200	Total Colorado			172,347

	Illinois – 9.1%

65	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009, 5.720%, 12/01/38	No Opt. Call	AAA	76,125

105	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	109,828

100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien, Build America Taxable Bonds, Series 2010B, 6.845%, 1/01/38	1/20 at 100.00	A	111,415

110	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-1, 6.630%, 2/01/35	No Opt. Call	A–	114,463

150	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34	No Opt. Call	AA–	186,571

120	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bonds, Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	141,551
650	Total Illinois			739,953

	Kansas – 1.0%

75	Kansas Department of Transportation, Highway Revenue Bonds, Build America Taxable Bonds, Series 2010A, 4.596%, 9/01/35	No Opt. Call	AAA	82,473

	Louisiana – 1.7%

120	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.087%, 2/01/45	2/20 at 100.00	AA	134,536

	Massachusetts – 0.1%

10	Massachusetts State, General Obligation Bonds, Consolidated Loan, Build America Taxable Bonds, Series 2010, 5.456%, 12/01/39	No Opt. Call	AA+	12,168

	Missouri – 0.9%

60	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Build America Bonds, Series 2009A, 7.730%, 1/01/39	No Opt. Call	A–	77,029

	New Jersey – 4.8%

50	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	54,172

25	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39	6/19 at 100.00	A–	26,239

100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28	12/20 at 100.00	A–	105,514

150	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	201,436
325	Total New Jersey			387,361

	New York – 7.5%

105	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010A-2, 6.089%, 11/15/40	No Opt. Call	AA	132,932

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	New York (continued)

$100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2010B-1, 6.648%, 11/15/39	No Opt. Call	AA–	$128,319

100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.790%, 6/15/41	6/20 at 100.00	AA+	111,890

100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40	No Opt. Call	AA	130,316

100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-First Series 2014, 4.960%, 8/01/46	No Opt. Call	AA–	108,911
505	Total New York			612,368

	Ohio – 4.1%

100	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bonds, Series 2009B, 6.449%, 2/15/44	No Opt. Call	A	119,410

100	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	105,975

95	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C, 4.910%, 6/01/40	No Opt. Call	Aa1	108,530
295	Total Ohio			333,915

	Oregon – 1.6%

100	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.834%, 11/15/34	No Opt. Call	AA+	126,516

	Pennsylvania – 2.8%

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A+	118,108

90	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A1	110,582
190	Total Pennsylvania			228,690

	Tennessee – 1.6%

100	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43	No Opt. Call	Aa3	126,173

	Texas – 4.0%

75	Dalllas County Hospital District, Texas, General Obligation Limited Tax Bonds, Build America Taxable Bonds, Series 2009C, 5.621%, 8/15/44	No Opt. Call	AA+	90,853

100	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa2	119,244

95	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.500%, 6/30/33	6/20 at 100.00	Baa3	115,668
270	Total Texas			325,765

Nuveen Investments	15

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Virginia – 3.0%

$100	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 - AGC Insured	No Opt. Call	BBB+	$129,026

100	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Build America Taxable Bonds, Series 2010A-2, 5.350%, 5/15/35	No Opt. Call	AA+	116,296
200	Total Virginia			245,322

	Washington – 1.1%

75	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Build America Taxable Bonds, Series 2009S-2T, 5.491%, 11/01/39	No Opt. Call	AAA	92,416
$4,465	Total Municipal Bonds (cost $5,025,774)			5,089,343
	Total Long-Term Investments (cost $8,078,468)			7,985,804
	Other Assets Less Liabilities – 1.9% (4)			153,381
	Net Assets – 100%			$8,139,185

Investments in Derivatives as of September 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	Short	(7)	12/15	$(1,101,406)	$3,938	$(14,197)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$2,896,461	$—	$2,896,461
Municipal Bonds	—	5,089,343	—	5,089,343
Investments in Derivatives:
Futures Contracts*	(14,197)	—	—	(14,197)
Total	$(14,197)	$7,985,804	$—	$7,971,607
*	Represents net unrealized appreciation (depreciation).

16	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $8,108,103.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$93,375
Depreciation	(215,674)
Net unrealized appreciation (depreciation) of investments	$(122,299)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

Nuveen Investments	17

Nuveen NWQ Global Equity Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.4%

	COMMON STOCKS – 97.4%

	Auto Components – 1.7%

5,755	GKN PLC, (2)	$23,376

	Automobiles – 3.2%

365	Daimler AG, (2)	26,573

580	General Motors Company	17,412
	Total Automobiles	43,985

	Banks – 7.1%

9,225	Barclays PLC, (2)	34,140

635	Citigroup Inc.	31,502

2,270	ING Groep N.V., Ordinary Shares, (2)	32,160
	Total Banks	97,802

	Beverages – 1.7%

2,325	Britvic PLC, (2)	23,894

	Biotechnology – 2.0%

510	AbbVie Inc.	27,749

	Capital Markets – 1.8%

1,360	UBS Group AG	25,187

	Chemicals – 5.9%

250	Agrium Inc.	22,375

1,600	Nissan Chemical Industries Limited, (2)	35,181

400	Nitto Denko Corporation, (2)	23,957
	Total Chemicals	81,513

	Communications Equipment – 2.3%

3,275	Ericsson LM, Class B Shares, (2)	32,127

	Containers & Packaging – 2.1%

4,715	DS Smith PLC, (2)	28,167

	Diversified Telecommunication Services – 2.7%

800	Nippon Telegraph and Telephone Corporation, ADR, (2)	28,179

985	Telefonica Brasil SA	9,111
	Total Diversified Telecommunication Services	37,290

	Electric Utilities – 1.9%

7,175	EDP – Energias de Portugal, S.A., (2)	26,286

	Electrical Equipment – 1.8%

820	Alstom SA, (2)	25,364

18	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 4.8%

465	Coherent Inc., (3)	$25,436

435	Samsung SDI Co, Ltd, (2)	40,019
	Total Electronic Equipment, Instruments & Components	65,455

	Food & Staples Retailing – 5.5%

730	Carrefour SA, (2)	21,635

265	CVS Health Corporation	25,567

1,035	Metro AG, (2)	28,636
	Total Food & Staples Retailing	75,838

	Food Products – 4.5%

580	Aryzta AG, (2)	24,582

4,965	Orkla ASA, (2)	36,718
	Total Food Products	61,300

	Household Durables – 1.9%

1,675	Sekisui House, Ltd., (2)	26,237

	Industrial Conglomerates – 1.3%

195	Siemens AG, Sponsored ADR, (2)	17,421

	Insurance – 5.8%

345	AON PLC	30,570

190	Swiss Re AG, (2)	16,301

1,015	Unum Group	32,561
	Total Insurance	79,432

	IT Services – 1.7%

820	VeriFone Holdings Inc., (3)	22,739

	Life Sciences Tools & Services – 2.5%

255	Bio-Rad Laboratories Inc., (3)	34,249

	Machinery – 1.3%

340	PACCAR Inc.	17,738

	Media – 3.9%

1,100	Interpublic Group of Companies, Inc.	21,043

290	Time Warner Inc.	19,938

300	Viacom Inc., Class B	12,945
	Total Media	53,926

	Multiline Retail – 2.5%

430	Target Corporation	33,824

	Oil, Gas & Consumable Fuels – 2.2%

565	Canadian Natural Resources Limited	10,989

2,075	INPEX Corporation, (2)	18,552
	Total Oil, Gas & Consumable Fuels	29,541

Nuveen Investments	19

Nuveen NWQ Global Equity Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – 16.4%

1,270	Almirall SA, (2), (3)	$22,676

720	Impax Laboratories Inc., (3)	25,351

170	Jazz Pharmaceuticals, Inc., (3)	22,578

650	Otsuka Holdings Company KK, (2)	20,756

695	Pfizer Inc.	21,830

87	Roche Holdings AG, Sponsored ADR, (2)	23,096

290	Sanofi-Synthelabo, SA, (2)	27,608

635	Teva Pharmaceutical Industries Limited, Sponsored ADR, (2)	35,886

330	UCB SA, (2)	25,853
	Total Pharmaceuticals	225,634

	Road & Rail – 1.2%

180	Union Pacific Corporation	15,914

	Semiconductors & Semiconductor Equipment – 5.0%

1,205	Microsemi Corporation, (3)	39,548

1,645	Teradyne Inc.	29,626
	Total Semiconductors & Semiconductor Equipment	69,174

	Specialty Retail – 1.4%

1,040	Express Inc., (3)	18,585

	Technology Hardware, Storage & Peripherals – 1.3%

615	NetApp, Inc.	18,204
	Total Long-Term Investments (cost $1,426,864)	1,337,951
	Other Assets Less Liabilities – 2.6%	35,602
	Net Assets – 100%	$1,373,553

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$612,571	$725,380	$—	$1,337,951

20	Nuveen Investments

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(701,424)	$701,424	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $1,426,896.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$53,929
Depreciation	(142,874)
Net unrealized appreciation (depreciation) of investments	$(88,945)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

Nuveen Investments	21

Nuveen NWQ Global Equity Income Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 92.3%

	Air Freight & Logistics – 3.3%

2,350	Deutsche Post AG, (2)	$65,102

335	United Parcel Service, Inc., Class B	33,061
	Total Air Freight & Logistics	98,163

	Airlines – 0.4%

300	Copa Holdings SA	12,579

	Automobiles – 2.2%

390	Daimler AG, (2)	28,393

2,745	Ford Motor Company	37,250
	Total Automobiles	65,643

	Banks – 8.3%

11,305	Barclays PLC, (2)	41,837

1,170	Citigroup Inc.	58,044

3,300	ING Groep N.V., Ordinary Shares, (2)	46,753

955	JPMorgan Chase & Co.	58,226

865	Wells Fargo & Company	44,418
	Total Banks	249,278

	Biotechnology – 1.7%

925	AbbVie Inc.	50,329

	Capital Markets – 4.7%

3,075	Ares Capital Corporation	44,526

1,610	Bank New York Mellon	63,032

1,895	UBS Group AG, (2)	35,035
	Total Capital Markets	142,593

	Chemicals – 3.2%

925	Agrium Inc.	82,900

1,465	CVR Partners LP	13,698
	Total Chemicals	96,598

	Communications Equipment – 3.1%

1,765	Cisco Systems, Inc.	46,331

4,740	Ericsson LM, Class B Shares, (2)	46,498
	Total Communications Equipment	92,829

	Containers & Packaging – 1.0%

505	Avery Dennison Corporation	28,568

	Diversified Financial Services – 2.4%

835	Deutsche Boerse AG, (2)	72,014

22	Nuveen Investments

Shares	Description (1)	Value

	Diversified Telecommunication Services – 3.9%

9,270	Bezeq Israeli Telecommunication Corporation Limited, (2)	$17,741

2,230	Nippon Telegraph and Telephone Corporation, ADR, (2)	78,549

2,110	Telefonica Brasil SA	19,517
	Total Diversified Telecommunication Services	115,807

	Electric Utilities – 1.1%

9,100	EDP – Energias de Portugal, S.A., (2)	33,338

	Food & Staples Retailing – 2.4%

750	CVS Health Corporation	72,360

	Food Products – 1.5%

6,070	Orkla ASA, (2)	44,889

	Hotels, Restaurants & Leisure – 0.6%

350	Cedar Fair LP	18,414

	Industrial Conglomerates – 2.0%

1,250	General Electric Company	31,525

1,205	Koninklijke Philips Electronics NV, (2)	28,350
	Total Industrial Conglomerates	59,875

	Insurance – 10.0%

240	Allianz AG ORD Shares, (2)	37,702

635	American International Group, Inc.	36,081

8,270	CGNU PLC, (2)	56,563

925	Swiss Re AG, (2)	79,362

2,850	Unum Group	91,426
	Total Insurance	301,134

	Media – 7.2%

2,020	Interpublic Group of Companies, Inc., (3)	38,643

1,730	National CineMedia, Inc.	23,217

610	ProSiebenSat.1 Media AG, (2)	29,942

515	RTL Group SA, (2)	44,433

735	Time Warner Inc.	50,531

685	Viacom Inc., Class B	29,558
	Total Media	216,324

	Multiline Retail – 1.0%

400	Target Corporation	31,464

	Oil, Gas & Consumable Fuels – 3.2%

295	Phillips 66	22,668

1,225	Royal Dutch Shell PLC, Class A, (2)	28,919

850	Suncor Energy, Inc.	22,712

510	Total SA, (2)	22,941
	Total Oil, Gas & Consumable Fuels	97,240

Nuveen Investments	23

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Pharmaceuticals – 15.7%

1,865	AstraZeneca PLC			$59,344

4,335	GlaxoSmithKline PLC, (2)			83,205

855	Merck & Company Inc.			42,228

2,105	Pfizer Inc.			66,118

230	Roche Holdings AG, Sponsored ADR, (2)			61,058

815	Sanofi-Synthelabo, SA, (2)			77,588

1,445	Teva Pharmaceutical Industries Limited, Sponsored ADR			81,585
	Total Pharmaceuticals			471,126

	Professional Services – 1.0%

405	Adecco SA, (2)			29,660

	Real Estate Investment Trust – 2.8%

1,490	National Storage Affiliates Trust			20,190

1,875	Paramount Group Inc.			31,500

1,165	PennyMac Mortgage Investment Trust			18,023

1,100	Redwood Trust Inc.			15,224
	Total Real Estate Investment Trust			84,937

	Semiconductors & Semiconductor Equipment – 1.0%

700	Microchip Technology Incorporated, (3)			30,163

	Software – 4.5%

1,235	Microsoft Corporation			54,661

2,210	Oracle Corporation			79,825
	Total Software			134,486

	Technology Hardware, Storage & Peripherals – 1.4%

720	NetApp, Inc., (3)			21,312

455	Seagate Technology			20,384
	Total Technology Hardware, Storage & Peripherals			41,696

	Tobacco – 2.7%

1,550	Imperial Tobacco Group, (2)			80,134
	Total Common Stocks (cost $2,688,865)			2,771,641

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.4%

	Diversified Telecommunication Services – 1.4%

400	Frontier Communications Corporation	11.125%	N/R	$37,260

350	IntelSat SA	5.750%	N/R	6,545
	Total Convertible Preferred Securities (cost $59,673)			43,805

24	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.9%

	Banks – 1.1%

1,250	Citigroup Inc.	6.875%	BB+	$33,338

	Insurance – 1.8%

2,300	National General Holding Company	7.625%	N/R	53,866
	Total $25 Par (or similar) Retail Preferred (cost $90,161)			87,204

Principal Amount (000)	Description (1)	Coupon	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.8%

	Banks – 1.8%

$25	Bank of America Corporation	6.100%	BB+	$24,375

20	JPMorgan Chase & Company	6.000%	BBB–	19,688

10	Wells Fargo & Company	5.875%	BBB	10,238
	Total Banks			54,301

	Food Products – 1.0%

30	Land O’ Lakes Incorporated, 144A	8.000%	BB	30,674
	Total $1,000 Par (or similar) Institutional Preferred (cost $85,499)			84,975
	Total Long-Term Investments (cost $2,924,198)			2,987,625
	Other Assets Less Liabilities – 0.6% (5)			16,597
	Net Assets – 100%			$3,004,222

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Option Type	Number of Contracts	Description	Notional Amount (6)	Expiration Date	Strike Price	Value

Call	(8)	Interpublic Group of Companies, Inc.	$(17,600)	10/16/15	$22	$(100)

Call	(7)	Microchip Technology Incorporated	(30,800)	10/16/15	44	(455)

Call	(7)	NetApp, Inc.	(23,100)	12/18/15	33	(431)
	(22)	Total Options Written (premiums received $1,435)	$(71,500)			$(986)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,601,635	$1,170,006	$—	$2,771,641
Convertible Preferred Securities	43,805	—	—	43,805
$25 Par (or similar) Retail Preferred	87,204	—	—	87,204
$1,000 Par (or similar) Institutional Preferred	—	84,975	—	84,975
Investments in Derivatives:
Options Written	(986)	—	—	(986)
Total	$1,731,658	$1,254,981	$—	$2,986,639

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(1,170,006)	$1,170,006	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $2,925,911.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$246,900
Depreciation	(185,186)
Net unrealized appreciation (depreciation) of investments	$61,714

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified Level 2.

(3)	Investment, or portion of investment, has been pledged as collateral for options written during and/or as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

26	Nuveen Investments

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Airlines – 0.8%

20,000	Copa Holdings SA	$838,600

	Automobiles – 4.7%

120,900	Ford Motor Company	1,640,613

105,700	General Motors Company	3,173,114
	Total Automobiles	4,813,727

	Banks – 10.5%

79,500	Bank of America Corporation	1,238,610

53,500	CIT Group Inc.	2,141,605

89,000	Citigroup Inc.	4,415,289

48,000	JPMorgan Chase & Co.	2,926,560
	Total Banks	10,722,064

	Biotechnology – 1.4%

25,900	AbbVie Inc.	1,409,219

	Capital Markets – 3.0%

151,500	FBR Capital Markets Corporation	3,093,630

	Communications Equipment – 2.0%

320,300	Mitel Networks Corporation, (2)	2,065,935

	Consumer Finance – 2.7%

53,400	Discover Financial Services	2,776,266

	Electronic Equipment & Instruments – 2.8%

52,000	Coherent Inc., (2)	2,844,400

	Food & Staples Retailing – 2.7%

217,000	Metro AG, ADR, (3)	1,182,650

24,000	Wal-Mart Stores, Inc.	1,556,160
	Total Food & Staples Retailing	2,738,810

	Food Products – 3.7%

76,500	Aryzta AG	1,627,155

300,000	Orkla ASA, Sponsored ADR	2,190,000
	Total Food Products	3,817,155

	Independent Power & Renewable Electricity Producers – 1.4%

96,100	NRG Energy Inc.	1,427,085

	Industrial Conglomerates – 1.5%

67,000	Philips Electronics	1,571,820

Nuveen Investments	27

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 9.4%

28,100	AON PLC	$2,489,941

37,000	Loews Corporation	1,337,180

20,537	Reinsurance Group of America Inc.	1,860,447

120,300	Unum Group	3,859,224
	Total Insurance	9,546,792

	Internet Software & Services – 1.1%

43,900	eBay Inc., (2)	1,072,916

	IT Services – 2.8%

43,900	PayPal Holdings, Inc., (2)	1,362,656

54,800	VeriFone Holdings Inc., (2)	1,519,604
	Total IT Services	2,882,260

	Life Sciences Tools & Services – 3.1%

23,575	Bio-Rad Laboratories Inc., (2)	3,166,358

	Machinery – 4.6%

26,900	Ingersoll Rand Company Limited, Class A	1,365,713

28,000	PACCAR Inc.	1,460,760

104,800	Terex Corporation	1,880,112
	Total Machinery	4,706,585

	Media – 5.0%

112,500	Interpublic Group of Companies, Inc.	2,152,125

67,197	Viacom Inc., Class B	2,899,551
	Total Media	5,051,676

	Multiline Retail – 1.8%

23,700	Target Corporation	1,864,242

	Oil, Gas & Consumable Fuels – 9.7%

27,100	Apache Corporation	1,061,236

30,400	Hess Corporation	1,521,824

37,600	Occidental Petroleum Corporation	2,487,240

19,900	Phillips 66	1,529,116

32,100	Royal Dutch Shell PLC, Class A, Sponsored ADR	1,521,219

64,100	Suncor Energy, Inc.	1,712,752
	Total Oil, Gas & Consumable Fuels	9,833,387

	Pharmaceuticals – 9.4%

30,900	Impax Laboratories Inc., (2)	1,087,989

89,200	Pfizer Inc.	2,801,772

55,650	Sanofi-Aventis, ADR	2,641,706

53,050	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,995,203
	Total Pharmaceuticals	9,526,670

28	Nuveen Investments

Shares	Description (1)			Value

	Real Estate Investment Trust – 6.5%

198,200	Brandywine Realty Trust			$2,441,824

82,000	Paramount Group Inc.			1,377,600

80,700	PennyMac Mortgage Investment Trust			1,248,429

114,000	Redwood Trust Inc.			1,577,760
	Total Real Estate Investment Trust			6,645,613

	Semiconductors & Semiconductor Equipment – 3.1%

176,500	Teradyne Inc.			3,178,765

	Software – 3.1%

86,000	Oracle Corporation			3,106,320

	Specialty Retail – 1.2%

66,200	Express Inc., (2)			1,182,994

	Technology Hardware, Storage & Peripherals – 1.5%

50,300	NetApp, Inc.			1,488,880
	Total Long-Term Investments (cost $95,443,614)			101,372,169

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.7%

	REPURCHASE AGREEMENTS – 0.7%

$735	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $735,443, collateralized by $755,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $752,169	0.000%	10/01/15	$735,443
	Total Short-Term Investments (cost $735,443)			735,443
	Total Investments (cost $96,179,057) – 100.2%			102,107,612
	Other Assets Less Liabilities – (0.2)%			(213,647)
	Net Assets – 100%			$101,893,965

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	29

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$100,189,519	$1,182,650	$—	$101,372,169
Short-Term Investments:
Repurchase Agreements	—	735,443	—	735,443
Total	$100,189,519	$1,918,093	$—	$102,107,612

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $96,420,760.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$15,743,629
Depreciation	(10,056,777)
Net unrealized appreciation (depreciation) of investments	$5,686,852

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

30	Nuveen Investments

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.7%

	COMMON STOCKS – 100.7%

	Aerospace & Defense – 1.7%

20,830	Raytheon Company	$2,275,886

	Airlines – 1.7%

53,900	Copa Holdings SA	2,260,027

	Automobiles – 4.9%

167,600	Ford Motor Company	2,274,332

146,900	General Motors Company	4,409,938
	Total Automobiles	6,684,270

	Banks – 16.9%

207,900	Bank of America Corporation	3,239,082

100,200	CIT Group Inc.	4,011,006

123,720	Citigroup Inc.	6,137,749

69,720	JPMorgan Chase & Co.	4,250,828

23,900	PNC Financial Services Group, Inc.	2,131,880

60,900	Wells Fargo & Company	3,127,215
	Total Banks	22,897,760

	Biotechnology – 1.8%

45,300	AbbVie Inc.	2,464,773

	Chemicals – 2.0%

29,710	Agrium Inc.	2,659,045

	Communications Equipment – 1.9%

98,600	Cisco Systems, Inc.	2,588,250

	Consumer Finance – 3.2%

82,400	Discover Financial Services	4,283,976

	Food & Staples Retailing – 4.9%

24,300	CVS Health Corporation	2,344,464

357,900	Metro AG, Sponsored ADR, (2)	1,950,555

36,800	Wal-Mart Stores, Inc.	2,386,112
	Total Food & Staples Retailing	6,681,131

	Health Care Providers & Services – 1.1%

11,100	CIGNA Corporation	1,498,722

	Industrial Conglomerates – 4.0%

122,000	General Electric Company	3,076,840

100,000	Philips Electronics	2,346,000
	Total Industrial Conglomerates	5,422,840

Nuveen Investments	31

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 10.5%

41,100	AON PLC	$3,641,871

54,631	Loews Corporation	1,974,364

67,180	MetLife, Inc.	3,167,537

167,200	Unum Group	5,363,776
	Total Insurance	14,147,548

	Internet Software & Services – 3.0%

61,500	eBay Inc., (3)	1,503,060

3,930	Google Inc., Class A, (3)	2,508,794
	Total Internet Software & Services	4,011,854

	IT Services – 1.5%

66,000	PayPal Holdings, Inc., (3)	2,048,640

	Machinery – 3.1%

43,270	Ingersoll Rand Company Limited, Class A	2,196,818

39,300	PACCAR Inc.	2,050,281
	Total Machinery	4,247,099

	Media – 6.4%

126,000	Interpublic Group of Companies, Inc.	2,410,380

31,200	Time Warner Inc.	2,145,000

96,000	Viacom Inc., Class B	4,142,400
	Total Media	8,697,780

	Multiline Retail – 1.8%

30,700	Target Corporation	2,414,862

	Oil, Gas & Consumable Fuels – 10.0%

91,300	Apache Corporation	3,575,308

49,400	Hess Corporation	2,472,964

61,000	Occidental Petroleum Corporation	4,035,150

23,500	Phillips 66	1,805,740

64,000	Suncor Energy, Inc.	1,710,080
	Total Oil, Gas & Consumable Fuels	13,599,242

	Pharmaceuticals – 8.6%

118,500	Pfizer Inc.	3,722,085

79,300	Sanofi-Aventis	3,764,371

74,200	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,189,332
	Total Pharmaceuticals	11,675,788

	Road & Rail – 1.6%

25,000	Union Pacific Corporation	2,210,250

	Semiconductors & Semiconductor Equipment – 1.9%

141,500	Teradyne Inc.	2,548,415

32	Nuveen Investments

Shares	Description (1)			Value

	Software – 5.7%

29,100	CA Technologies			$794,430

59,300	Microsoft Corporation			2,624,618

118,500	Oracle Corporation			4,280,220
	Total Software			7,699,268

	Technology Hardware, Storage & Peripherals – 1.5%

66,600	NetApp, Inc.			1,971,360

	Tobacco – 1.0%

17,520	Philip Morris International			1,389,862
	Total Long-Term Investments (cost $108,812,999)			136,378,648

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

	REPURCHASE AGREEMENTS – 0.9%

$1,260	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $1,260,071, collateralized by $1,230,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $1,286,888	0.000%	10/01/15	$1,260,071
	Total Short-Term Investments (cost $1,260,071)			1,260,071
	Total Investments (cost $110,073,070) – 101.6%			137,638,719
	Other Assets Less Liabilities – (1.6)%			(2,116,420)
	Net Assets – 100%			$135,522,299

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$134,428,093	$1,950,555	$—	$136,378,648
Short-Term Investments:
Repurchase Agreements	—	1,260,071	—	1,260,071
Total	$134,428,093	$3,210,626	$—	$137,638,719

Nuveen Investments	33

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $110,097,973.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$34,798,578
Depreciation	(7,257,832)
Net unrealized appreciation (depreciation) of investments	$27,540,746

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

34	Nuveen Investments

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.0%

	COMMON STOCKS – 97.0%

	Aerospace & Defense – 2.5%

6,504	Astronics Corporation, (2)	$262,957

13,012	Orbital ATK, Inc.	935,172
	Total Aerospace & Defense	1,198,129

	Banks – 12.0%

9,265	Ameris Bancorp.	266,369

39,860	Capital Bank Financial Corporation, Class A Shares	1,204,968

19,330	Heritage Financial Corporation	363,791

29,360	Pacwest Bancorp.	1,256,902

32,570	Privatebancorp, Inc.	1,248,408

45,535	Western Alliance Bancorporation, (2)	1,398,380
	Total Banks	5,738,818

	Communications Equipment – 3.1%

7,162	Lumentum Holdings Inc., (2)	121,396

211,250	Mitel Networks Corporation, (2)	1,362,563
	Total Communications Equipment	1,483,959

	Containers & Packaging – 1.3%

10,620	Avery Dennison Corporation	600,773

	Electrical Equipment – 1.6%

14,495	EnerSys	776,642

	Electronic Equipment & Instruments – 4.3%

37,500	Coherent Inc., (2)	2,051,250

	Food Products – 10.0%

55,335	Aryzta AG	1,176,975

15,851	John B Sanfillippo & Son, Inc.	812,522

165,950	Orkla ASA	1,211,435

20,000	Treehouse Foods Inc., (2)	1,555,800
	Total Food Products	4,756,732

	Gas Utilities – 2.3%

20,345	Laclede Group Inc.	1,109,413

	Household Durables – 5.8%

31,882	La Z Boy Inc.	846,786

49,315	Taylor Morrison, (2)	920,218

75,970	Tri Pointe Homes, Incorporated, (2)	994,447
	Total Household Durables	2,761,451

Nuveen Investments	35

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 3.3%

19,795	Axis Capital Holdings Limited	$1,063,387

5,650	Reinsurance Group of America Inc.	511,834
	Total Insurance	1,575,221

	IT Services – 3.3%

9,775	Euronet Worldwide, Inc., (2)	724,230

31,660	VeriFone Holdings Inc., (2)	877,932
	Total IT Services	1,602,162

	Life Sciences Tools & Services – 6.7%

12,445	Bio-Rad Laboratories Inc., (2)	1,671,488

91,945	Bruker Biosciences Corporation, (2)	1,510,656
	Total Life Sciences Tools & Services	3,182,144

	Machinery – 1.3%

21,845	Albany International Corporation, Class A	624,985

	Metals & Mining – 2.5%

40,315	Materion Corporation	1,210,256

	Multiline Retail – 1.5%

61,275	Freds Inc.	726,109

	Paper & Forest Products – 5.1%

8,110	Deltic Timber Corporation	485,059

78,385	Glatfelter	1,349,790

42,115	Louisiana-Pacific Corporation, (2)	599,718
	Total Paper & Forest Products	2,434,567

	Personal Products – 4.2%

104,445	Elizabeth Arden, Inc., (2)	1,220,962

31,233	Inter Parfums, Inc.	774,891
	Total Personal Products	1,995,853

	Pharmaceuticals – 1.7%

6,185	Jazz Pharmaceuticals, Inc., (2)	821,430

	Professional Services – 1.4%

22,015	ICF International, Inc., (2)	669,036

	Real Estate Investment Trust – 5.1%

100,285	Brandywine Realty Trust	1,235,511

80,890	Ramco-Gershenson Properties Trust	1,214,159
	Total Real Estate Investment Trust	2,449,670

	Real Estate Management & Development – 3.1%

111,330	Forestar Real Estate Group Inc., (2)	1,463,990

36	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 2.2%

63,665	Marten Transport, Ltd.			$1,029,463

	Semiconductors & Semiconductor Equipment – 10.6%

280,875	Lattice Semiconductor Corporation, (2)			1,081,369

63,510	Microsemi Corporation, (2)			2,084,396

105,850	Teradyne Inc.			1,906,359
	Total Semiconductors & Semiconductor Equipment			5,072,124

	Specialty Retail – 2.1%

41,805	Haverty Furniture Companies Inc.			981,581
	Total Long-Term Investments (cost $46,058,319)			46,315,758

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.0%

	REPURCHASE AGREEMENTS – 3.0%

$1,419	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $1,418,966, collateralized by $1,385,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $1,449,056	0.000%	10/01/15	$1,418,966
	Total Short-Term Investments (cost $1,418,966)			1,418,966
	Total Investments (cost $47,477,285) – 100.0%			47,734,724
	Other Assets Less Liabilities – 0.0%			18,634
	Net Assets – 100%			$47,753,358

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$46,315,758	$—	$—	$46,315,758
Short-Term Investments:
Repurchase Agreements	—	1,418,966	—	1,418,966
Total	$46,315,758	$1,418,966	$—	$47,734,724

Nuveen Investments	37

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $48,225,325.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$6,266,587
Depreciation	(6,757,188)
Net unrealized appreciation (depreciation) of investments	$(490,601)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

38	Nuveen Investments

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.7%

	COMMON STOCKS – 97.7%

	Aerospace & Defense – 2.4%

71,211	Astronics Corporation, (2)	$2,879,061

141,562	Orbital ATK, Inc.	10,174,061
	Total Aerospace & Defense	13,053,122

	Auto Components – 3.2%

1,375,152	Stoneridge Inc., (2)	16,969,376

	Banks – 13.8%

108,165	Ameris Bancorp.	3,109,744

711,205	Capital Bank Financial Corporation, Class A Shares	21,499,727

214,130	Heritage Financial Corporation	4,029,927

337,255	Pacwest Bancorp.	14,437,887

358,365	Privatebancorp, Inc.	13,736,130

540,625	Western Alliance Bancorporation, (2)	16,602,594
	Total Banks	73,416,009

	Beverages – 0.8%

219,330	Britvic PLC, (3)	4,508,394

	Communications Equipment – 2.8%

2,305,675	Mitel Networks Corporation, (2)	14,871,604

	Electrical Equipment – 1.6%

158,895	EnerSys	8,513,594

	Electronic Equipment & Instruments – 7.1%

381,395	Coherent Inc., (2)	20,862,307

1,103,773	GSI Group, Inc., (2)	14,051,030

264,805	Kimball Electronics Inc., (2)	3,159,124
	Total Electronic Equipment & Instruments	38,072,461

	Food Products – 7.9%

457,965	Aryzta AG	9,740,916

158,415	John B Sanfillippo & Son, Inc.	8,120,353

716,967	Landec Corporation, (2)	8,367,005

200,680	Treehouse Foods Inc., (2)	15,610,897
	Total Food Products	41,839,171

	Gas Utilities – 2.3%

223,775	Laclede Group Inc.	12,202,451

	Health Care Equipment & Supplies – 3.1%

200,965	Analogic Corporation	16,487,169

Nuveen Investments	39

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Durables – 7.3%

617,449	Hooker Furniture Corporation	$14,534,749

547,069	Taylor Morrison, (2)	10,208,308

1,066,400	Tri Pointe Homes, Incorporated, (2)	13,959,176
	Total Household Durables	38,702,233

	IT Services – 0.9%

66,866	Euronet Worldwide, Inc., (2)	4,954,102

	Machinery – 1.9%

357,670	Albany International Corporation, Class A	10,232,939

	Metals & Mining – 2.5%

437,570	Materion Corporation	13,135,851

	Multiline Retail – 1.5%

668,225	Freds Inc.	7,918,466

	Paper & Forest Products – 8.6%

376,870	Boise Cascade Company, (2)	9,504,661

89,000	Deltic Timber Corporation	5,323,090

771,285	Glatfelter	13,281,528

457,950	Louisiana-Pacific Corporation, (2)	6,521,208

192,491	Neenah Paper, Inc.	11,218,375
	Total Paper & Forest Products	45,848,862

	Personal Products – 4.1%

1,130,280	Elizabeth Arden, Inc., (2)	13,212,973

351,667	Inter Parfums, Inc.	8,724,858
	Total Personal Products	21,937,831

	Pharmaceuticals – 1.1%

160,947	Impax Laboratories Inc., (2)	5,666,944

	Professional Services – 1.3%

309,109	GP Strategies Corporation, (2)	7,053,867

	Real Estate Investment Trust – 5.0%

1,090,980	Brandywine Realty Trust	13,440,874

865,290	Ramco-Gershenson Properties Trust	12,988,003
	Total Real Estate Investment Trust	26,428,877

	Real Estate Management & Development – 3.0%

1,210,488	Forestar Real Estate Group Inc., (2)	15,917,917

	Road & Rail – 2.2%

730,823	Marten Transport, Ltd.	11,817,408

	Semiconductors & Semiconductor Equipment – 11.1%

994,625	Entegris Inc., (2)	13,119,104

581,045	Integrated Device Technology, Inc., (2)	11,795,214

40	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment (continued)

3,062,689	Lattice Semiconductor Corporation, (2)			$11,791,353

680,955	Microsemi Corporation, (2)			22,348,940
	Total Semiconductors & Semiconductor Equipment			59,054,611

	Specialty Retail – 0.5%

159,800	Express Inc., (2)			2,855,626

	Thrifts & Mortgage Finance – 1.7%

382,210	HomeStreet Inc.			8,829,051
	Total Long-Term Investments (cost $515,057,671)			520,287,936

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.1%

	REPURCHASE AGREEMENTS – 3.1%

$16,384	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $16,383,563, collateralized by $16,775,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $16,712,094	0.000%	10/01/15	$16,383,563
	Total Short-Term Investments (cost $16,383,563)			16,383,563
	Total Investments (cost $531,441,234) – 100.8%			536,671,499
	Other Assets Less Liabilities – (0.8)%			(4,146,987)
	Net Assets – 100%			$532,524,512

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$515,779,542	$4,508,394	$—	$520,287,936
Short-Term Investments:
Repurchase Agreements	—	16,383,563	—	16,383,563
Total	$515,779,542	$20,891,957	$—	$536,671,499

Nuveen Investments	41

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $532,477,656.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$58,951,529
Depreciation	(54,757,686)
Net unrealized appreciation (depreciation) of investments	$4,193,843

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

42	Nuveen Investments

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.6%

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 0.4%

31,206	Triumph Group Inc.	$1,313,148

	Auto Components – 2.0%

207,365	Goodyear Tire & Rubber Company	6,082,015

	Automobiles – 2.1%

204,764	General Motors Company	6,147,015

	Banks – 13.2%

213,565	CIT Group Inc.	8,549,007

266,360	Citigroup Inc.	13,214,120

309,535	Citizens Financial Group Inc.	7,385,505

15,462	First Citizens Bancshs Inc.	3,494,412

694,518	Royal Bank of Scotland Group PLC, ADR, (2)	6,625,702
	Total Banks	39,268,746

	Biotechnology – 5.7%

264,907	Baxalta Inc.	8,347,220

87,055	Gilead Sciences, Inc.	8,547,930
	Total Biotechnology	16,895,150

	Capital Markets – 0.9%

147,239	UBS Group AG	2,726,866

	Chemicals – 1.8%

60,010	Agrium Inc.	5,370,895

	Communications Equipment – 2.2%

248,201	Cisco Systems, Inc.	6,515,276

	Consumer Finance – 1.9%

278,870	Ally Financial Inc., (2)	5,683,371

	Diversified Telecommunication Services – 4.0%

233,627	CenturyLink Inc.	5,868,710

135,004	Verizon Communications Inc.	5,874,024
	Total Diversified Telecommunication Services	11,742,734

	Electronic Equipment & Instruments – 6.1%

559,291	Flextronics International Limited, (2)	5,894,927

339,235	Ingram Micro, Inc., Class A	9,240,761

43,946	Tech Data Corporation, (2)	3,010,301
	Total Electronic Equipment & Instruments	18,145,989

Nuveen Investments	43

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 3.2%

54,533	Andersons, Inc.	$1,857,394

120,010	Wal-Mart Stores, Inc.	7,781,448
	Total Food & Staples Retailing	9,638,842

	Food Products – 7.9%

70,920	Archer-Daniels-Midland Company	2,939,634

79,948	Bunge Limited	5,860,188

64,753	Ingredion Inc.	5,653,584

207,027	Tyson Foods, Inc., Class A	8,922,864
	Total Food Products	23,376,270

	Gas Utilities – 0.3%

42,800	Questar Corporation	830,748

	Health Care Providers & Services – 3.1%

84,540	Aetna Inc.	9,249,521

	Health Care Technology – 1.5%

348,719	Allscripts Healthcare Solutions Inc., (2)	4,324,116

	Hotels, Restaurants & Leisure – 0.5%

93,213	Compass Group PLC, ADR, (3)	1,499,797

	Independent Power & Renewable Electricity Producers – 0.7%

106,958	AES Corporation	1,047,119

66,309	NRG Energy Inc.	984,689
	Total Independent Power & Renewable Electricity Producers	2,031,808

	Industrial Conglomerates – 4.6%

544,619	General Electric Company	13,735,291

	Insurance – 9.0%

167,608	American International Group, Inc.	9,523,487

66,655	AON PLC	5,906,300

69,971	Axis Capital Holdings Limited	3,758,842

132,876	CNA Financial Corporation	4,641,359

49,920	Endurance Specialty Holdings Limited	3,046,618
	Total Insurance	26,876,606

	Internet Software & Services – 2.0%

9,974	Alphabet Inc., Class C	6,068,381

	Media – 4.9%

466,932	Interpublic Group of Companies, Inc.	8,932,409

293,394	Time Inc.	5,589,156
	Total Media	14,521,565

44	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 2.9%

114,914	Exxon Mobil Corporation			$8,543,856

	Pharmaceuticals – 5.2%

426,834	Pfizer Inc.			13,406,856

45,295	Sanofi			2,150,154
	Total Pharmaceuticals			15,557,010

	Real Estate Investment Trust – 1.8%

649,438	Lexington Realty Trust			5,260,448

	Road & Rail – 2.3%

251,703	CSX Corporation			6,770,811

	Semiconductors & Semiconductor Equipment – 1.8%

126,325	First Solar Inc., (2)			5,400,394

	Software – 4.6%

188,058	Oracle Corporation			6,792,655

347,751	Symantec Corporation			6,770,711
	Total Software			13,563,366
	Total Long-Term Investments (cost $274,726,203)			287,140,035

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.3%

	REPURCHASE AGREEMENTS – 2.3%

$6,844	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $6,844,040, collateralized by $6,870,000 U.S. Treasury Notes, 1.625%, due 12/31/19, value $6,981,638	0.000%	10/01/15	$6,844,040
	Total Short-Term Investments (cost $6,844,040)			6,844,040
	Total Investments (cost $281,570,243) – 98.9%			293,984,075
	Other Assets Less Liabilities – 1.1%			3,125,699
	Net Assets – 100%			$297,109,774

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	45

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$285,640,238	$1,499,797	$—	$287,140,035
Short-Term Investments:
Repurchase Agreements	—	6,844,040	—	6,844,040
Total	$285,640,238	$8,343,837	$—	$293,984,075

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $281,968,155.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$27,067,426
Depreciation	(15,051,506)
Net unrealized appreciation (depreciation) of investments	$12,015,920

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

46	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015